Other Non-Financial Liabilities - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Liabilities due to customers payments recognized	€ 15,984	€ 1,888	€ 0
Liabilities due to customers revenue recognized	€ 2,661	€ 0	€ 0